2. Loans: Troubled Debt Restructurings on Financing Receivables (Details)	12 Months Ended
Dec. 31, 2016 USD ($)
Year 2016 | Cosumer Loans
Financing Receivable, Modifications, Number of Contracts	12,405
Financing Receivable, Modifications, Pre-Modification Recorded Investment	$ 27,273,566
Financing Receivable, Modifications, Post-Modification Recorded Investment	$ 25,836,012
Financing Receivable, Modifications, Subsequent Default, Number of Contracts	4,442
Financing Receivable, Modifications, Subsequent Default, Recorded Investment	$ 6,379,753
Year 2016 | Real Estate Loans
Financing Receivable, Modifications, Number of Contracts	32
Financing Receivable, Modifications, Pre-Modification Recorded Investment	$ 361,376
Financing Receivable, Modifications, Post-Modification Recorded Investment	$ 358,567
Year 2016 | Sales Finance Contracts
Financing Receivable, Modifications, Number of Contracts	532
Financing Receivable, Modifications, Pre-Modification Recorded Investment	$ 1,044,547
Financing Receivable, Modifications, Post-Modification Recorded Investment	$ 985,799
Financing Receivable, Modifications, Subsequent Default, Number of Contracts	131
Financing Receivable, Modifications, Subsequent Default, Recorded Investment	$ 217,236
Year 2015 | Cosumer Loans
Financing Receivable, Modifications, Number of Contracts	6,975
Financing Receivable, Modifications, Pre-Modification Recorded Investment	$ 15,593,924
Financing Receivable, Modifications, Post-Modification Recorded Investment	$ 14,501,969
Financing Receivable, Modifications, Subsequent Default, Number of Contracts	2,147
Financing Receivable, Modifications, Subsequent Default, Recorded Investment	$ 2,996,600
Year 2015 | Real Estate Loans
Financing Receivable, Modifications, Number of Contracts	44
Financing Receivable, Modifications, Pre-Modification Recorded Investment	$ 379,550
Financing Receivable, Modifications, Post-Modification Recorded Investment	$ 372,984
Financing Receivable, Modifications, Subsequent Default, Number of Contracts	2
Financing Receivable, Modifications, Subsequent Default, Recorded Investment	$ 8,045
Year 2015 | Sales Finance Contracts
Financing Receivable, Modifications, Number of Contracts	251
Financing Receivable, Modifications, Pre-Modification Recorded Investment	$ 500,839
Financing Receivable, Modifications, Post-Modification Recorded Investment	$ 464,498
Financing Receivable, Modifications, Subsequent Default, Number of Contracts	64
Financing Receivable, Modifications, Subsequent Default, Recorded Investment	$ 93,051
Year 2014 | Cosumer Loans
Financing Receivable, Modifications, Number of Contracts	3,745
Financing Receivable, Modifications, Pre-Modification Recorded Investment	$ 11,810,926
Financing Receivable, Modifications, Post-Modification Recorded Investment	$ 10,827,585
Financing Receivable, Modifications, Subsequent Default, Number of Contracts	587
Financing Receivable, Modifications, Subsequent Default, Recorded Investment	$ 1,163,067
Year 2014 | Real Estate Loans
Financing Receivable, Modifications, Number of Contracts	57
Financing Receivable, Modifications, Pre-Modification Recorded Investment	$ 519,530
Financing Receivable, Modifications, Post-Modification Recorded Investment	$ 505,474
Financing Receivable, Modifications, Subsequent Default, Number of Contracts	4
Financing Receivable, Modifications, Subsequent Default, Recorded Investment	$ 23,040
Year 2014 | Sales Finance Contracts
Financing Receivable, Modifications, Number of Contracts	190
Financing Receivable, Modifications, Pre-Modification Recorded Investment	$ 450,156
Financing Receivable, Modifications, Post-Modification Recorded Investment	$ 421,242
Financing Receivable, Modifications, Subsequent Default, Number of Contracts	27
Financing Receivable, Modifications, Subsequent Default, Recorded Investment	$ 54,574